Impairment of Long-Lived Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Segment Reporting Information [Line Items]
Impairment charge	$ 0	$ 35,387	$ 0
Solsil [Member]
Segment Reporting Information [Line Items]
Impairment charge		18,452
Nigeria Exploration Licenses [Member]
Segment Reporting Information [Line Items]
Impairment charge		$ 16,935